Statement of Additional Information Supplement dated August 31, 2012
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:

Invesco Core Plus Bond Fund	Invesco Global Real Estate Income Fund
Invesco Floating Rate Fund	Invesco U.S. Quantitative Core Fund
The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS - Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Invesco Core Plus Bond Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of August 31, 2011 (except as noted):

		Other Registered
		Investment Companies		Other Pooled Investment		Other Accounts
	Dollar	Managed (assets in		Vehicles Managed (assets		Managed
	Range of	millions)		in millions)		(assets in millions)
	Investments	Number		Number		Number
“Portfolio	in Each	of		of		of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Core Plus Bond Fund
Chuck Burge	None	8	$14,725.1	8	$3,237.7	2	$205.0
Claudia Calich	None	1	$51.3	7	$1,639.0	1	$70.04
John Craddock	None	4	$1,758.5	1	$785.5	None	None
Darren Hughes[2]	None	9	$3,075.0	None	None	None	None
Scott Roberts[3]	None	9	$3,075.0	1	$28.8	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Hughes began serving as a portfolio manager of Invesco Core Plus Bond Fund on August 20, 2012. Information for Mr. Hughes has been provided as of July 31, 2012.

3	Mr. Roberts began serving as a portfolio manager of Invesco Core Plus Bond Fund on August 20, 2012. Information for Mr. Roberts has been provided as of July 31, 2012.”
ACST SUP-3 083112